RELATED PARTY TRANSACTIONS (Details)			1 Months Ended	12 Months Ended
	Mar. 30, 2016 USD ($)	May 20, 2015 CNY (¥)	May 31, 2015 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)
RELATED PARTY TRANSACTIONS
Receivable due from shareholder					$ 1,550,868	¥ 10,000,000
VIE
RELATED PARTY TRANSACTIONS
Consideration for transferring VIE to ATA Learning and Zhongxiao Zhixing		¥ 10,000,000	¥ 10,000,000
Consideration transferred from one nominee shareholder to another						1,000,000
The Notes | Brilent Inc. | Purchase of investments
RELATED PARTY TRANSACTIONS
Amount purchased | $	$ 300,000
ATA BVI | VIE | Mr. Kevin Xiaofeng Ma
RELATED PARTY TRANSACTIONS
Receivable due from shareholder						10,000,000
ATA Learning | Satech
RELATED PARTY TRANSACTIONS
Cash lent to related parties						1,000,000
ATA Testing | Master Mind | Sublease of Jianwai SOHO office
RELATED PARTY TRANSACTIONS
Amount of monthly rent				¥ 57,548
Sublease income				¥ 575,483
Rent deposit from related party, recorded in accrued expenses and other payables						¥ 115,097